Stockholders' Equity - Schedule of Stock Warrants Activity (Vaporin Inc) (Details) - Vaporin Inc [Member] - $ / shares	12 Months Ended
Dec. 31, 2014
Number of Warrants, Recapitalization on January 24, 2014	90,375
Number of Warrants, Granted	28,999
Number of Warrants, Cancelled
Number of Warrants, Forfeited
Number of Warrants, Exercised
Number of Warrants Outstanding, Ending Balance	119,374
Number of Warrants, Exercisable	119,374
Weighted Average Exercise Price, Beginning balance	$ 14.00
Weighted Average Exercise Price, Granted	$ 5.00
Weighted Average Exercise Price, Cancelled
Weighted Average Exercise Price, Forfeited
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Ending balance	$ 12.00
Weighted Average Exercise Price, Exercisable	12.00
Weighted average fair value of warrants granted during the nine months ended September 30, 2014	$ 5.00
Weighted Average Remaining Contractual Life (Years), Recapitalization on January 24, 2014	4 years 3 months 26 days
Weighted Average Remaining Contractual Life (Years), Granted	5 years
Weighted Average Remaining Contractual Life (Years), Ending	3 years 7 months 6 days
Weighted Average Remaining Contractual Life (Years), Exercisable	3 years 7 months 6 days